Borrowings - Effective Weighted-Average Interest Rates of Borrowings (Detail)	Mar. 31, 2015	Mar. 31, 2014
Schedule of Borrowings [Line Items]
Short-term borrowings	0.37%	0.40%
Long-term borrowings	0.78%	1.69%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.18%	2.34%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.82%	0.86%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.34%	1.72%